Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable net [Abstract]
Account receivables	$ 287,436	$ 67,940	$ 202,183
Less: Allowance for doubtful accounts
Total	$ 287,436	$ 67,940	$ 202,183